Changes in Carrying Amount of Goodwill by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Balance at beginning of year	$ 188.7	$ 192.3
Translation adjustments	(4.8)	(3.6)
Balance at end of year	183.9	188.7
Services
Goodwill [Line Items]
Balance at beginning of year	80.0	83.6
Translation adjustments	(4.8)	(3.6)
Balance at end of year	75.2	80.0
Technology
Goodwill [Line Items]
Balance at beginning of year			108.7
Balance at end of year	$ 108.7	$ 108.7	$ 108.7